Organization and Business Description (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Organization and Business Description [Abstract]
Cash and cash equivalents	$ 1,168	$ 1,253	$ 5,201	$ 16,922
Working capital deficit	29,788
Cumulative net loss	$ 87,738	$ 68,060